Employees' Retirement Benefits (Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Amortization of prior service cost	¥ 26,811	¥ 26,889
Pension Plans, Defined Benefit [Member]
Net loss (gain) arising during period	47,540	(117,329)
Amortization of net actuarial loss	(11,936)	(26,779)	(2,958)
Amortization of transition obligation	(169)	(134)	(138)
Accrued past service liability	(31)	(56)
Amortization of prior service cost	22,279	22,292
Other	1,169	98
Total	58,852	(121,908)
NTT CDBP [Member]
Net loss (gain) arising during period	80,396	(76,056)
Amortization of net actuarial loss	(12,488)	(18,869)	(8,122)
Amortization of prior service cost	4,526	4,597
Other	91	(2,576)
Total	¥ 72,525	¥ (92,904)